Investments - Summary of Equity Method Investments Included in Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Investment [Line Items]
Equity investments	$ 18,462	$ 10,826
Share of income (loss) for the year	$ 3,164	2,821	$ 661
PreAnalytiX GmbH
Investment [Line Items]
Ownership Percentage	50.00%
Equity investments	$ 7,562	3,519
Share of income (loss) for the year	$ 3,818	3,067	1,878
Biotype Innovation GmbH
Investment [Line Items]
Ownership Percentage	24.90%
Equity investments	$ 3,821	3,339
Share of income (loss) for the year	$ 39	(335)	(595)
MAQGEN Biotechnology Co., Ltd
Investment [Line Items]
Ownership Percentage	40.00%
Equity investments	$ 3,285	0
Share of income (loss) for the year	$ (542)	0	0
Pyrobett
Investment [Line Items]
Ownership Percentage	19.00%
Equity investments	$ 2,639	2,444
Share of income (loss) for the year	$ 195	$ 333	(600)
Hombrechtikon Systems Engineering AG
Investment [Line Items]
Ownership Percentage	19.00%	19.00%
Equity investments	$ 1,155	$ 1,524
Share of income (loss) for the year	$ (346)	0	0
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership Percentage	0.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	(244)	(107)
QIAGEN Finance
Investment [Line Items]
Ownership Percentage	100.00%			100.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	$ 0	$ 85